Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	NAN
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018